Convertible Note (Details) - USD ($)	12 Months Ended
	May 31, 2025	May 31, 2024	Sep. 11, 2023	Jun. 28, 2023	Dec. 09, 2022
Dec 2022 Note [Member]
Convertible Note [Line Items]
Debt instrument principal amount					$ 3,000,000
Debt interest rate					7.00%
Debt instrument conversion price (in Dollars per share)					$ 12
June 2023 Note [Member]
Convertible Note [Line Items]
Debt interest rate				7.00%
Debt instrument conversion price (in Dollars per share)				$ 3
Convertible debt				$ 3,000,000
Sep 2023 Notes [Member]
Convertible Note [Line Items]
Debt interest rate			6.00%
Debt instrument conversion price (in Dollars per share)			$ 2.42
Convertible debt			$ 3,000,000
DiamiR Biosciences Corp. [Member]
Convertible Note [Line Items]
Debt interest rate	4.00%
Additional borrowings	$ 300,000	$ 200,000
Debt discount	$ 96,332	$ 105,178
Effective interest rate	10.00%
DiamiR Biosciences Corp. [Member] | Founders [Member] | Convertible Notes Payable [Member]
Convertible Note [Line Items]
Debt instrument principal amount	$ 300,000
Additional borrowings	200,000
Debt discount	$ 35,063
Effective interest rate	10.00%
Class A Ordinary Shares [Member] | Dec 2022 Note [Member]
Convertible Note [Line Items]
Convertible shares (in Shares)					250,000
Class A Ordinary Shares [Member] | June 2023 Note [Member]
Convertible Note [Line Items]
Convertible shares (in Shares)				1,000,000